Consolidated Statement of Changes in Shareholders' equity (deficit) of Immatics N.V. - EUR (€) € in Thousands	Total	Share capital [member]	Share premium [member]	Accumulated deficit [member]	Other reserves [member]
Beginning Balance at Dec. 31, 2020	€ 87,387	€ 629	€ 538,695	€ (444,478)	€ (7,459)
Other comprehensive income (loss)	3,514				3,514
Net profit/(loss)	(93,335)			(93,335)
Comprehensive income/(loss) for the year	(89,821)			(93,335)	3,514
Equity-settled share-based compensation	26,403		26,403
Share options exercised	94		94
Ending Balance at Dec. 31, 2021	24,063	629	565,192	(537,813)	(3,945)
Other comprehensive income (loss)	2,464				2,464
Net profit/(loss)	37,514			37,514
Comprehensive income/(loss) for the year	39,978			37,514	2,464
Equity-settled share-based compensation	22,570		22,570
Share options exercised	311		311
Issue of share capital – net of transaction costs	126,242	138	126,104
Ending Balance at Dec. 31, 2022	213,164	767	714,177	(500,299)	(1,481)
Other comprehensive income (loss)	(155)				(155)
Net profit/(loss)	(96,994)			(96,994)
Comprehensive income/(loss) for the year	(97,149)			(96,994)	(155)
Equity-settled share-based compensation	20,705		20,705
Share options exercised	139		139
Issue of share capital – net of transaction costs	88,225	80	88,145
Ending Balance at Dec. 31, 2023	€ 225,084	€ 847	€ 823,166	€ (597,293)	€ (1,636)